Other Assets (Tables)	12 Months Ended
Jun. 30, 2022
Miscellaneous current assets [abstract]
Summary of Detailed Information About Other Current Assets

	2022 A$	2021 A$
Current
Prepayments	1,461,078	860,793
Accrued income	190	2,837
	1,461,268	863,630